Document and Entity Information	Jul. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 14, 2023
Entity Registrant Name	DCP MIDSTREAM, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32678
Entity Tax Identification Number	03-0567133
City Area Code	(303)
Local Phone Number	595-3331
Entity Address, Address Line One	6900 E. Layton Ave
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
Entity Central Index Key	0001338065
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series C Preferred Limited Partners [Member]
Trading Symbol	DCP PRC
Title of 12(b) Security	7.95% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Security Exchange Name	NYSE